USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                         SUPPLEMENT DATED JULY 27, 2004
                                     TO THE
          PROSPECTUS DATED APRIL 30, 2004, AS SUPPLEMENTED MAY 12, 2004

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE PROSPECTUS AND SHOULD BE ATTACHED TO THE PROSPECTUS AND RETAINED FOR FUTURE REFERENCE.

Effective July 27, 2004, USAllianz Advisers, LLC has entered into an agreement with Legg Mason Funds Management, Inc. ("LMFM") pursuant to which LMFM has been retained as the subadviser of the USAZ PIMCO PEA Growth and Income Fund, which will now be known as the USAZ Legg Mason Value Trust Fund (the "Fund"). The portfolio manager of the USAZ PIMCO PEA Growth and Income Fund resigned in April 2004.

The Investment Objective and Principal Investment Strategies description found on page 40 of the prospectus is replaced by the following:

     The USAZ Legg Mason Value Trust Fund invests primarily in equity securities that, in the Subadviser's opinion, offer the potential for capital growth. The Fund generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size. The Subadviser follows a value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the Subadviser's assessment of their intrinsic value. Intrinsic value, according to the Subadviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business.

     The Subadviser takes a long-term approach to investing, generally characterized by long holding periods and low portfolio turnover. The Fund's Subadviser may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the subadviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the Subadviser believes is more compelling, or to realize gains or limit potential losses.

     For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short term debt instruments, including government, corporate and money market securities.

The following is added to "The Subadvisers" information on page 67 of the prospectus, replacing the existing disclosure for the USAZ PIMCO PEA Growth and Income Fund on page 68:

     LEGG MASON FUND:   LEGG MASON VALUE TRUST
     SUBADVISER:        Legg Mason Funds Management, Inc. ("LMFM") is located at
                        100 Light Street, Baltimore, Maryland 21202. As of March
                        31, 2003, LMFM had aggregate assets under management of approximately $14.7 billion.

The portfolio manager description for the USAZ PIMCO PEA GROWTH AND INCOME FUND on page 71 of the prospectus is replaced with the following:

     USAZ LEGG MASON VALUE TRUST FUND: Mr. Bill Miller is the portfolio manager of the USAZ Legg Mason Value Trust Fund. He has been a member of the investment industry since 1980 and currently is Chief Executive Officer of LMFM. Mr. Miller's eclectic investment philosophy draws from many different disciplines with a goal of finding companies whose stocks appear undervalued relative to the intrinsic value of the underlying businesses.

                                                                USAZPRO-002-0404

                   USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                         SUPPLEMENT DATED JULY 27, 2004

                                     TO THE
                       STATEMENT OF ADDITIONAL INFORMATION
               DATED APRIL 30, 2004, AS SUPPLEMENTED JUNE 17, 2004

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION (SAI) AND SHOULD BE ATTACHED TO THE SAI AND RETAINED FOR FUTURE REFERENCE.

Effective July 27, 2004, USAllianz Advisers, LLC has entered into an agreement with Legg Mason Funds Management, Inc. ("LMFM") pursuant to which LMFM has been retained as the subadviser of the USAZ PIMCO PEA Growth and Income Fund, which will now be known as the USAZ Legg Mason Value Trust Fund (the "Fund"). The portfolio manager of the USAZ PIMCO PEA Growth and Income Fund resigned in April 2004.

The following is added to Appendix B - Proxy Voting Policies:

                   LEGG MASON FUNDS MANAGEMENT, INC & LMM, LLC
                         PROXY PRINCIPLES AND PROCEDURES

OVERVIEW

Legg Mason Funds Management, Inc. and LMM, LLC ("LMFM") have implemented the following principles and procedures for voting proxies on behalf of advisory clients. These principles and procedures are reasonably designed to ensure LMFM exercises its voting responsibilities to serve the best interests of its clients and in compliance with applicable laws and regulations. LMFM assumes responsibility and authority for voting proxies for all clients, unless such responsibility and authority expressly has been retained by the client or delegated by the client to others. For each proxy vote LMFM takes into consideration its duty to its clients and all other relevant facts available to LMFM at the time of the vote. Therefore, while these guidelines provide a framework for voting, votes are ultimately cast on a case-by-case basis. LMFM employs the same proxy principles and procedures for all funds for which it has voting responsibility.

PRINCIPLES

Proxy voting is a valuable right of company shareholders. Through the voting mechanism, shareholders are able to protect and promote their interests by communicating views directly to the Board, as well as exercising their right to grant or withhold approval for actions proposed by the Board or company management. We believe the interests of shareholders are best served by the following principles when considering proxy proposals:

PRESERVE AND EXPAND THE POWER OF SHAREHOLDERS IN AREAS OF CORPORATE GOVERNANCE - Equity shareholders are owners of the business - company boards and management teams are ultimately accountable to them. We support policies, plans and structures that promote accountability of the board and management to owners, and align the interests of the board and management with owners. Examples include: annual election of all board members, cumulative voting, and incentive plans that are contingent on delivering value to shareholders. We oppose proposals that reduce accountability or misalign interests, including but not limited to classified boards, poison pills, and incentives that are not linked to owner returns.

ALLOW RESPONSIBLE MANAGEMENT TEAMS TO RUN THE BUSINESS - We support policies, plans and structures that give management teams appropriate latitude to run the business in the way that is most likely to maximize value for owners. Conversely, we oppose proposals that limit management's ability to do this. We generally oppose proposals that seek to place restrictions on management in order to promote political, religious or social agendas.

Please see LMFM's proxy voting guidelines for more details ("Schedule A").

PROCEDURES

OVERSIGHT

LMFM's Chief Investment Officer (CIO) has full authority to determine LMFM's proxy voting principles and procedures and vote proxies on behalf of LMFM clients. LMFM's CIO has delegated oversight and implementation of the firm's proxy voting process, including the principles and procedures that govern it, to LMFM's Proxy Officers and Compliance Officers. No less than a quorum of these Officers (1) will meet from time to time, but no less than annually, to review existing principles and procedures in light of LMFM's duties as well as applicable laws and regulations to determine if any changes are necessary.

--------
(1) Quorum is defined as two Proxy Officers and one Compliance Officer.

LIMITATIONS

We recognize proxy voting as a valuable right of company shareholders. Generally speaking, LMFM votes all proxies it receives. However, LMFM does reserve the right to refrain from voting in certain circumstances. LMFM may refrain from voting a proxy if, for example, the company's shares are no long2er held by LMFM clients at the time of the meeting. Additionally, LMFM may refrain from voting a proxy if it concludes the potential impact on shareholders' interests is insignificant while the cost associated with analyzing and voting the proxy may be significant.

PROXY ADMINISTRATION

LMFM instructs each client custodian to forward proxy materials to the LMFM Proxy Administrator. New client custodians are notified at account inception of their responsibility to deliver proxy materials to LMFM. LMFM uses Institutional Shareholder Services (hereafter ISS) to electronically receive and vote proxies, as well as to maintain proxy voting receipts and records.

Upon receipt of proxy materials:

THE COMPLIANCE OFFICER
1. The Compliance Officer reviews the proxy issues and identifies any potential material conflicts between the adviser's interests and those of the client. LMFM believes and understands it has a duty to vote proxies in the best interests of its clients, even if such votes may result in a loss of business or economic benefit to LMFM or its affiliates.
          A.   IDENTIFYING POTENTIAL CONFLICTS
               In identifying conflicts of interest the Compliance Officer will review the following issues:
               o Whether LMFM has an economic incentive to vote in a manner that is not consistent with the best interests of its clients; and
               o Whether there are any business or personal relationships between an LMFM employee and the officers, directors or shareholder proposal proponents of a company whose securities are held in client accounts that may create an incentive to vote in a manner that is not consistent with the best interests of its clients; and
               o Whether the Proxy Officer knows that an affiliate of LMFM has a material economic, business or personal relationship that is likely to result in a potential conflict between the interests of the affiliate and LMFM's clients.

          B.   ASSESSING MATERIALITY
               A potential conflict will be deemed to be material if the Compliance Officer determines, in the exercise of reasonable judgment, the potential conflict is likely to have an impact on the manner in which the subject shares are voted.

2. If the Compliance Officer determines that a potential material conflict of interest may exist:
     (a) The Compliance Officer may consult with legal counsel and/or LMFM's CIO to determine if the conflict is material.
     (b) If the conflict is not material, the proxy issue is forwarded to the Proxy Officer for voting.
     (c) If the conflict is material, the Compliance Officer may choose any of the following approaches to address the conflict:
          1. If LMFM's proxy principles or guidelines address the specific issues in the conflicted proxy, the Compliance Officer votes the issues according to LMFM's principles and returns the signed, voted form to the Proxy Administrator(s).
          2. If the conflicted proxy issue is not specifically addressed in LMFM's principles, the Compliance Officer will follow the vote recommendation of an "Independent Voting Delegate".
          3. Alternatively, the Compliance Officer may disclose the conflict to clients and obtain their consent to vote.

THE PROXY OFFICER
1. The Proxy Officer reviews proxies and evaluates matters for vote in light of LMFM's principles and guidelines. The Proxy Officer may seek additional information from LMFM's investment team, company management, independent research services, or other sources to determine the best interests of shareholders. Additionally, the Proxy Officer may consult with LMFM's CIO for guidance on proxy issues. Generally, the Proxy Officer will not consult its affiliates during this process. All documents that had a material impact on the basis for the vote are maintained by LMFM.
2.   The  Proxy   Officer   returns  the   signed,   voted  form  to  the  Proxy
     Administrator.

THE PROXY ADMINISTRATOR(S)
1. Provides custodians with instructions to forward proxies to LMFM for all clients for whom LMFM is responsible for voting proxies.
2. When proxies are received, reconciles the number of shares indicated on the proxy with LMFM internal data on shares held as of the record date and notifies the custodian of any discrepancies or missed proxies. Proxy
     Administrator will use best efforts to obtain missing proxies from custodian.
3. Informs the Compliance Officer and Proxy Officer if the company's shares are no longer held by LMFM clients as of the meeting date.
4. Ensures the Proxy and Compliance Officers are aware of the timeline to vote a proxy and uses best efforts to ensure that votes are cast in a timely manner.
5. Per instructions from the Proxy Officer or Compliance Officer, votes proxy issues via ISS' software, online or via facsimile.
6.   Obtains evidence of receipt and maintains records of all proxies voted.

RECORD KEEPING

The following documents will be maintained onsite for two years and in an accessible place for another three years with regard to proxies:
1. Copy of current policies and procedures will be maintained and available to clients upon request.
2. Proxy statements received regarding client securities will be maintained in electronic format via Edgar or similar third party and will be available to clients upon request.
3. Documents created by LMFM that were material to making a decision how to vote proxies will be maintained in Multex, similar third party software or paper file.
4.   Copies of the voting record will be maintained via ISS.
5. A proxy log including: issuer name, exchange ticker symbol of the issuer's shares to be voted, CUSIP number for the shares to be voted, a brief identification of the matter voted on, whether the matter was proposed by the issuer or by a shareholder of the issuer, whether a vote was cast on the matter, a record of how the vote was cast and whether the vote was cast for or against the recommendation for the issuer's management team.
6. Each written client request for proxy voting records and LMFM's written response to any client request for such records.

                                   SCHEDULE A
                          LMFM PROXY VOTING GUIDELINES

LMFM maintains these proxy-voting guidelines, which set forth the manner in which LMFM generally votes on issues that are routinely presented. Please note that for each proxy vote LMFM takes into consideration its duty to its clients, the specific circumstances of the vote and all other relevant facts available at the time of the vote. While these guidelines provide the framework for voting proxies, ultimately proxy votes are cast on a case-by-case basis. Therefore actual votes for any particular proxy issue may differ from the guidelines shown below.

FOUR PRINCIPAL AREAS OF INTEREST TO SHAREHOLDERS:
1). Obligations of the Board of Directors 2). Compensation of management and the Board of Directors 3). Take-over protections 4). Shareholders' rights

-------------------------------------------------------------------------- -----------------------------------------
                               PROXY ISSUE                                              LMFM GUIDELINE
-------------------------------------------------------------------------- -----------------------------------------
BOARD OF DIRECTORS
-------------------------------------------------------------------------- -----------------------------------------
INDEPENDENCE OF BOARDS OF DIRECTORS: majority of unrelated directors,                        For
independent of management
-------------------------------------------------------------------------- -----------------------------------------
NOMINATING PROCESS: independent nominating committee seeking qualified                       For
candidates, continually assessing directors and proposing new nominees
-------------------------------------------------------------------------- -----------------------------------------
SIZE AND EFFECTIVENESS OF BOARDS OF DIRECTORS: Boards must be no larger                      For
than 15 members
-------------------------------------------------------------------------- -----------------------------------------
CUMULATIVE VOTING FOR DIRECTORS                                                              For
-------------------------------------------------------------------------- -----------------------------------------
STAGGERED BOARDS                                                                           Against
-------------------------------------------------------------------------- -----------------------------------------
SEPARATION OF BOARD AND MANAGEMENT ROLES (CEO/CHAIRMAN)                                  Case-by-Case
-------------------------------------------------------------------------- -----------------------------------------
COMPENSATION REVIEW PROCESS: compensation committee comprised of                             For
outside, unrelated directors to ensure shareholder value while rewarding good performance
-------------------------------------------------------------------------- -----------------------------------------
DIRECTOR LIABILITY & INDEMNIFICATION: support limitation of liability                        For
and provide indemnification
-------------------------------------------------------------------------- -----------------------------------------
AUDIT PROCESS                                                                                For
-------------------------------------------------------------------------- -----------------------------------------
BOARD COMMITTEE STRUCTURE: audit, compensation, and nominating and/or                        For
governance committee consisting entirely of independent directors
-------------------------------------------------------------------------- -----------------------------------------
MONETARY ARRANGEMENTS FOR DIRECTORS: outside of normal board activities                      For
amts should be approved by a board of independent directors and reported in proxy
-------------------------------------------------------------------------- -----------------------------------------
FIXED RETIREMENT POLICY FOR DIRECTORS                                                    Case-by-Case
-------------------------------------------------------------------------- -----------------------------------------
OWNERSHIP REQUIREMENT: all Directors have direct and material cash                           For
investment in common shares of Company
-------------------------------------------------------------------------- -----------------------------------------
PROPOSALS ON BOARD STRUCTURE: (lead director, shareholder advisory                           For
committees, requirement that candidates be nominated by shareholders, attendance at meetings)
-------------------------------------------------------------------------- -----------------------------------------
ANNUAL REVIEW OF BOARD/CEO BY BOARD                                                          For
-------------------------------------------------------------------------- -----------------------------------------
PERIODIC EXECUTIVE SESSIONS WITHOUT MGMT (INCLUDING CEO)                                     For
-------------------------------------------------------------------------- -----------------------------------------
(VOTES FOR SPECIFIC DIRECTORS                                                            Case-by-Case
-------------------------------------------------------------------------- -----------------------------------------

                                                    -CONTINUED-


-------------------------------------------------------------------------- -----------------------------------------
                               PROXY ISSUE                                              LMFM GUIDELINE
-------------------------------------------------------------------------- -----------------------------------------
-MANAGEMENT AND DIRECTOR COMPENSATION
-------------------------------------------------------------------------- -----------------------------------------
STOCK OPTION AND INCENTIVE COMPENSATION PLANS:                                           Case-by-Case
-------------------------------------------------------------------------- -----------------------------------------
FORM OF VEHICLE: grants of stock options, stock appreciation rights,                     Case-by-Case
phantom shares and restricted stock
-------------------------------------------------------------------------- -----------------------------------------
PRICE                                                                           Against plans whose underlying
                                                                             securities are to be issued at less
                                                                            than 100% of the current market value
-------------------------------------------------------------------------- -----------------------------------------
RE-PRICING: plans that allow the Board of Directors to lower the                           Against
exercise price of options already granted if the stock price falls or under-performs the market
-------------------------------------------------------------------------- -----------------------------------------
EXPIRY: plan whose options have a life of more than ten years                            Case-by-Case
-------------------------------------------------------------------------- -----------------------------------------
EXPIRY: "evergreen" stock option plans                                                     Against
-------------------------------------------------------------------------- -----------------------------------------
DILUTION:                                                                     Case-by-Case - taking into account
                                                                                value creation, commitment to
                                                                             shareholder friendly policies, etc.
-------------------------------------------------------------------------- -----------------------------------------
VESTING: stock option plans that are 100% vested when granted                              Against
-------------------------------------------------------------------------- -----------------------------------------
PERFORMANCE VESTING: link granting of options, or vesting of options                         For
previously granted, to specific performance targets
-------------------------------------------------------------------------- -----------------------------------------
CONCENTRATION: authorization to allocate 20% or more of the available                      Against
options to any one individual in any one year
-------------------------------------------------------------------------- -----------------------------------------
DIRECTOR ELIGIBILITY: stock option plans for directors if terms and                      Case-by-Case
conditions are clearly defined and reasonable
-------------------------------------------------------------------------- -----------------------------------------
CHANGE IN CONTROL: stock option plans with change in control provisions                    Against
that allow option holders to receive more for their options than shareholders would receive for their shares
-------------------------------------------------------------------------- -----------------------------------------
CHANGE IN CONTROL: change in control arrangements developed during a                       Against
take-over fight specifically to entrench or benefit management
-------------------------------------------------------------------------- -----------------------------------------
CHANGE IN CONTROL: granting options or bonuses to outside directors in                     Against
event of a change in control
-------------------------------------------------------------------------- -----------------------------------------
BOARD DISCRETION: plans to give Board broad discretion in setting terms                    Against
and conditions of programs
-------------------------------------------------------------------------- -----------------------------------------
EMPLOYEE LOANS: Proposals authorizing loans to employees to pay for                        Against
stock or options
-------------------------------------------------------------------------- -----------------------------------------
DIRECTOR COMPENSATION: % of directors' compensation in form of common                        For
shares
-------------------------------------------------------------------------- -----------------------------------------
GOLDEN PARACHUTES                                                                        Case-by-Case
-------------------------------------------------------------------------- -----------------------------------------
EXPENSE STOCK OPTIONS                                                                      Against
-------------------------------------------------------------------------- -----------------------------------------
SEVERANCE PACKAGES: must receive shareholder approval                                        For
-------------------------------------------------------------------------- -----------------------------------------
LACK OF DISCLOSURE ABOUT PROVISIONS OF STOCK-BASED PLANS                                   Against
-------------------------------------------------------------------------- -----------------------------------------
RELOAD OPTIONS                                                                             Against
-------------------------------------------------------------------------- -----------------------------------------
PLAN LIMITED TO A SMALL NUMBER OF SENIOR EMPLOYEES                                         Against
-------------------------------------------------------------------------- -----------------------------------------
EMPLOYEE STOCK PURCHASE PLANS                                                            Case-by-Case
-------------------------------------------------------------------------- -----------------------------------------

                                                    -CONTINUED-

-------------------------------------------------------------------------- -----------------------------------------
                               PROXY ISSUE                                              LMFM GUIDELINE
-------------------------------------------------------------------------- -----------------------------------------
TAKEOVER PROTECTIONS
-------------------------------------------------------------------------- -----------------------------------------
SHAREHOLDER RIGHTS PLANS: plans that go beyond ensuring the equal                          Against
treatment of shareholders in the event of a bid and allowing the corp.
enough time to consider alternatives to a bid
-------------------------------------------------------------------------- -----------------------------------------
GOING PRIVATE TRANSACTION, LEVERAGED BUYOUTS AND OTHER PURCHASE                          Case-by-Case
TRANSACTIONS
-------------------------------------------------------------------------- -----------------------------------------
-------------------------------------------------------------------------- -----------------------------------------
LOCK-UP ARRANGEMENTS: "hard" lock-up arrangements that serve to prevent                    Against
competing bids in a takeover situation
-------------------------------------------------------------------------- -----------------------------------------
CROWN JEWEL DEFENSES                                                                       Against
-------------------------------------------------------------------------- -----------------------------------------
PAYMENT OF GREENMAIL                                                                       Against
-------------------------------------------------------------------------- -----------------------------------------
"CONTINUING DIRECTOR" OR "DEFERRED REDEMPTION" PROVISIONS: provisions                      Against
that seek to limit the discretion of a future board to redeem the plan
-------------------------------------------------------------------------- -----------------------------------------
CHANGE CORPORATION'S DOMICILE: if reason for re-incorporation is to take                   Against
advantage of protective statutes (anti-takeover)
-------------------------------------------------------------------------- -----------------------------------------
POISON PILLS: receive shareholder ratification                                               For
-------------------------------------------------------------------------- -----------------------------------------
(REDEMPTION/RATIFICATION OF POISON PILL                                                      For
-------------------------------------------------------------------------- -----------------------------------------
SHAREHOLDERS' RIGHTS
-------------------------------------------------------------------------- -----------------------------------------
CONFIDENTIAL VOTING BY SHAREHOLDERS                                                          For
-------------------------------------------------------------------------- -----------------------------------------
DUAL-CLASS SHARE STRUCTURES                                                                Against
-------------------------------------------------------------------------- -----------------------------------------
LINKED PROPOSALS: with the objective of making one element of a proposal                   Against
more acceptable
-------------------------------------------------------------------------- -----------------------------------------
BLANK CHECK PREFERRED SHARES: authorization of, or an increase in, blank                   Against
check preferred shares
-------------------------------------------------------------------------- -----------------------------------------
SUPERMAJORITY APPROVAL OF BUSINESS TRANSACTIONS: management seeks to                       Against
increase the number of votes required on an issue above two-thirds of the outstanding shares
-------------------------------------------------------------------------- -----------------------------------------
INCREASE IN AUTHORIZED SHARES: provided the amount requested is necessary                    For
for sound business reasons
-------------------------------------------------------------------------- -----------------------------------------
SHAREHOLDER PROPOSALS                                                                    Case-by-Case
-------------------------------------------------------------------------- -----------------------------------------
STAKEHOLDER PROPOSALS                                                                    Case-by-Case
-------------------------------------------------------------------------- -----------------------------------------
ISSUANCE OF PREVIOUSLY AUTHORIZED SHARES WITH VOTING RIGHTS TO BE                          Against
DETERMINED BY THE BOARD WITHOUT PRIOR SPECIFIC SHAREHOLDER APPROVAL
-------------------------------------------------------------------------- -----------------------------------------
"FAIR PRICE" PROVISIONS: Measures to limit ability to buy back shares                        For
from
particular shareholder at higher-than-market prices
-------------------------------------------------------------------------- -----------------------------------------
PREEMPTIVE RIGHTS                                                                            For
-------------------------------------------------------------------------- -----------------------------------------
ACTIONS ALTERING BOARD/ SHAREHOLDER RELATIONSHIP REQUIRE PRIOR                               For
SHAREHOLDER APPROVAL (including "anti-takeover" measures)
-------------------------------------------------------------------------- -----------------------------------------
ALLOW SHAREHOLDER ACTION BY WRITTEN CONSENT                                                  For
-------------------------------------------------------------------------- -----------------------------------------
ALLOW SHAREHOLDERS TO CALL SPECIAL MEETINGS                                                  For
-------------------------------------------------------------------------- -----------------------------------------
SOCIAL AND ENVIRONMENTAL ISSUES                                                       As recommended by
                                                                                      Company Management
-------------------------------------------------------------------------- -----------------------------------------
REIMBURSING PROXY SOLICITATION EXPENSES                                                  Case-by-Case
-------------------------------------------------------------------------- -----------------------------------------


Source: LMFM. Last updated 8 July 2003.


                                                                USAZSAI-002-0404